Income Taxes - Schedule of Loss Carryforwards (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 13.0	$ 12.8
Non-capital tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	100.8	88.5
Non-capital tax losses [member] | Expiry 2019 To 2038 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	27.4	16.3
Non-capital tax losses [member] | Never expire [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	73.4	72.2
Capital tax loss [member] | Never expire [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	9.3	5.5
Non-capital and capital tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	$ 123.1	$ 106.8